                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/06
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Jenswold Roger H & Co Inc
                 -------------------------------
   Address:      5847 San Felipe
                 -------------------------------
                 Suite 1212
                 -------------------------------
                 Houston, TX 77057
                 -------------------------------

Form 13F File Number: 28-03940
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Darden
         -------------------------------
Title:   Office Administrator
         -------------------------------
Phone:   713-789-9060
         -------------------------------

Signature, Place, and Date of Signing:

                                      5847 San Felipe,
                                         Suite 1212
                                         Houston,
       Roger H. Jenswold & Co.           TX 77057           02/09/04
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         58
                                        --------------------

Form 13F Information Table Value Total:      $115,744
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

                           FORM 13F INFORMATION TABLE

                             TITLE OF                 VALUE     SHARES/ SH/ PUTT/ INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                CLASS     CUSIP NO    (x $1000)   PRN AMT PRN CALL DSCRETN  MANAGER  SOLE SHARED              ONE
---------------------------- ---------- ---------  ------------ ------------------------- -------  ----------------        ----
AES CORPORATION              COM        00130H105           310  15200 SH                 DEFINED         5500         0    9700
ABBOTT LABORATORIES          COM        002824100          4215  86800 SH                 DEFINED        49050         0   37750
AMERICAN FINANCIAL RLTY TR   COM        02607P305           858  76875 SH                 DEFINED        45850         0   31025
AMERICAN INTL GROUP INC      COM        026874107          4704  71000 SH                 DEFINED        42829         0   28171
AMGEN INC                    COM        031162100          2469  34517 SH                 DEFINED        17698         0   16819
ANADARKO PETROLEUM CORP      COM        032511107          2400  54750 SH                 DEFINED        31100         0   23650
ANHEUSER BUSCH COS INC       COM        035229103          2139  45030 SH                 DEFINED        27450         0   17580
AVNET INC                    COM        053807103           485  24735 SH                 DEFINED         7177         0   17558
BANK OF AMERICA CORP         COM        060505104           627  11704 SH                 DEFINED         7284         0    4420
BARNES & NOBLE INC           COM        067774109          2636  69475 SH                 DEFINED        40490         0   28985
BED BATH AND BEYOND          COM        075896100          1355  35425 SH                 DEFINED        16775         0   18650
BENCHMARK ELECTRONICS INC    COM        08160H101           885  32942 SH                 DEFINED        15750         0   17192
CELGENE CORPORATION          COM        151020104          2465  56935 SH                 DEFINED        29035         0   27900
CHEVRON CORP NEW             COM        166764100           209   3220 SH                 DEFINED         2824         0     396
CISCO SYS INC                COM        17275R102          2749 119645 SH                 DEFINED        53650         0   65995
CITIGROUP INC                COM        172967101          1984  39945 SH                 DEFINED        19292         0   20653
COCA-COLA COMPANY            COM        191216100          3521  78807 SH                 DEFINED        44675         0   34132
CONOCOPHILLIPS               COM        20825C104          1562  26235 SH                 DEFINED        11058         0   15177
CULLEN FROST BANKERS INC     COM        229899109           491   8500 SH                 DEFINED         4100         0    4400
EMC CORPORATION MASS         COM        268648102           469  39140 SH                 DEFINED        15220         0   23920
EXXON MOBIL CORP             COM        30231G102          6263  93334 SH                 DEFINED        56161         0   37173
FIFTH THIRD BANCORP          COM        316773100          3224  84665 SH                 DEFINED        45600         0   39065
FIRST MARBLEHEAD             COM        320771108          3207  46310 SH                 DEFINED        27660         0   18650
GENERAL ELEC CO              COM        369604103          2081  58954 SH                 DEFINED        28114         0   30840
GENZYME CORPORATION          COM        372917104           638  9449  SH                 DEFINED         4349         0    5100
HCC INSURANCE HLDGS INC      COM        404132102          5801 176439 SH                 DEFINED        87597         0   88842
HALLIBURTON CO               COM        406216101           746  26214 SH                 DEFINED        14000         0   12214
JACK HENRY & ASSOC INC       COM        426281101          2969 136265 SH                 DEFINED        72595         0   63670
HESS CORP CVT PFD 7.00%      CV PRF STK 42809H206          1061  10200 SH                 DEFINED         4700         0    5500

HOME DEPOT INC               COM        437076102          3789 104480 SH                 DEFINED        55025         0   49455
HONEYWELL INTERNATIONAL INC  COM        438516106          1951  47710 SH                 DEFINED        17930         0   29780
INTEL CORP                   COM        458140100           792  38510 SH                 DEFINED        21608         0   16902
INTERNATIONAL BUSINESS MACH. COM        459200101          3332  40663 SH                 DEFINED        23898         0   16765
ISHARES RUSSELL 1000         COM        464287622           325   4500 SH                 DEFINED            0         0    4500
JPMORGAN CHASE & CO          COM        46625H100           512  10900 SH                 DEFINED         5800         0    5100
JOHNSON & JOHNSON            COM        478160104          4321  66544 SH                 DEFINED        37894         0   28650
MBIA INCORPORATED            COM        55262C100          4674  76081 SH                 DEFINED        38996         0   37085
MASCO CORPORATION            COM        574599106           755  27550 SH                 DEFINED        16200         0   11350
MICROSOFT CORP               COM        594918104          3101 113372 SH                 DEFINED        59008         0   54364
NUVEEN REAL ESTATE INCOME FD FUND       67071B108           714  27000 SH                 DEFINED        20100         0    6900
PEPSICO INC                  COM        713448108           610  9350  SH                 DEFINED         3850         0    5500
PFIZER INC                   COM        717081103          2469  87066 SH                 DEFINED        45075         0   41991
PIONEER NATURAL RESOURCES    COM        723787107          1898  48525 SH                 DEFINED        30175         0   18350
PROCTER & GAMBLE CO          COM        742718109          1960  31617 SH                 DEFINED        29295         0    2322
PROSPERITY BANCSHARES INC    COM        743606105          2075  60945 SH                 DEFINED        39031         0   21914
RUSH ENTERPRISES CLASS A     COM        781846209          2179 130650 SH                 DEFINED        72350         0   58300
S&P 500 EQUAL WGT. RYDEX ETF COM        78355W106          4453 100254 SH                 DEFINED        66022         0   34232
SCHLUMBERGER LIMITED         COM        806857108           745  12009 SH                 DEFINED         5650         0    6359
SIMON PPTY GROUP INC NEW     COM        828806109           290   3200 SH                 SOLE            3200         0       0
TXU CORP                     COM        873168108           219   3500 SH                 SOLE            3500         0       0
TEVA PHARMACEUTICAL ADR 1/10 COM        881624209          4572 134120 SH                 DEFINED        70130         0   63990
TEXAS INSTRUMENTS INC        COM        882508104           860  25850 SH                 DEFINED        10450         0   15400
3M COMPANY                   COM        88579Y101          2154  28950 SH                 DEFINED        14650         0   14300
US BANCORP DEL               COM        902973304           318   9575 SH                 DEFINED         3232         0    6343
WEINGARTEN REALTY SBI        COM        948741103           585  13606 SH                 DEFINED         8250         0    5356
WELLS FARGO & CO (NEW)       COM        949746101           941  26010 SH                 DEFINED        11058         0   14952
WYETH CORP                   COM        983024100          2278  44801 SH                 DEFINED        23775         0   21026
ZIONS BANCORP                COM        989701107           349   4376 SH                 DEFINED         2495         0    1881
                                                  $  115,744.00